Shareholder Report, Line Graph (Details) - USD ($)								12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Sep. 30, 2019	Aug. 19, 2019	Jul. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name								Franklin U.S. Core Equity (IU) Fund
Accumulated Value	$ 20,658	$ 16,281	$ 14,894	$ 15,582	$ 11,509		$ 10,000	$ 24,109
Class A
Account Value [Line Items]
Line Graph and Table Measure Name								Franklin International Core Equity (IU) Fund
Accumulated Value	15,477	13,483	11,680	13,831	10,558		10,000	$ 17,483
Class A
Account Value [Line Items]
Line Graph and Table Measure Name								Franklin Emerging Market Core Equity (IU) Fund
Accumulated Value	12,308	11,121	10,088	12,477	10,796	$ 10,000		$ 14,615
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
Accumulated Value	19,446	16,061	14,257	15,389	11,093		10,000	$ 22,495
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World ex-U.S. Index-NR
Accumulated Value	13,566	12,361	10,899	12,863	10,066		10,000	$ 15,564
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World ex-U.S. Index-NR
Accumulated Value	13,647	12,435	10,965	12,940	10,126	10,000		$ 15,658
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 Index
Accumulated Value	20,110	16,463	14,567	15,276	11,196		10,000	$ 23,394
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI EAFE Index
Accumulated Value	14,609	13,071	11,132	12,923	9,876		$ 10,000	$ 16,559
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Emerging Markets Index
Accumulated Value	$ 12,424	$ 11,646	$ 10,702	$ 13,338	$ 11,023	$ 10,000		$ 14,644